Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories consisted of the following (in millions):

	As of December 31,
	2021	2020
Finished goods	$1,729.2	$1,712.4
Work in progress	175.5	200.1
Raw materials	243.3	261.7

Inventories	$2,148.0	$2,174.2